Investment Strategy	Mar. 01, 2026	Feb. 28, 2026
CastleArk Large Growth ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded Fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common stock of large-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations of greater than $10 billion. The Fund may also invest up to 20% of its net assets, plus borrowings for investment purposes, in common stock of mid-capitalization companies. For these purposes, “mid-capitalization companies” are those that, at the time of investment, have market capitalizations between $4 billion and $10 billion.

In seeking to achieve the Fund’s investment objective, CastleArk Management LLC’s (the “Adviser”), the Fund’s investment adviser, begins its investment process by identifying an initial investment universe of approximately 1,000 companies based on market capitalization and a proprietary evaluation of quantitative metrics, including a company’s margins, return on assets, return on equity, return on invested capital and free cash flow generation. The Adviser then employs bottom-up, fundamental analysis to narrow the investable universe to a pool of growth companies. Growth companies, in the Adviser’s view, are established firms that have distinctive, sustainable business strategies, a competitive edge and potential free cash flow margins and earnings growth in the top 20% of the investment universe. In the Adviser’s view, such companies are large established firms with market leading positions that often exhibit characteristics such as robust brand loyalty, proprietary technology or patents, high switching costs, logistical advantages, substantial capital requirements, economies of scale, network effects, or a differentiated customer perspective. The Adviser utilizes a bottom-up fundamental approach, focusing on extensive research to gain a deeper understanding of potential portfolio holdings. This involves analyzing various aspects such as the companies’ industry dynamics, competition, customer base, and supply chain. Such due diligence is conducted through continuous interactions with company management and industry experts, detailed review of company filings, and regular industry evaluations. This qualitative strategy, coupled with continuous monitoring, is essential in forming the Adviser’s understanding of the core fundamental trends in both potential investment targets and current portfolio assets, while also identifying potential risks.

The Fund’s portfolio is then constructed based on the portfolio managers’ views of the companies’ potential free cash flow and earnings growth in the top 20% of the investable universe. The Fund’s portfolio typically will consist of approximately 20-40 issuers, but it may at times consist of more or less than this range of issuers, depending on the Adviser’s assessment of appropriate and attractive investment opportunities. The Adviser may sell a security from the Fund’s portfolio if the Adviser believes (a) the company’s competitive advantage is diminished or a potential disrupter emerges as threat to its franchise status; (b) stock level fundamental factors (such as capital deployment, earnings trends and quality, or valuation) signal an extreme negative deviation from historic ranges; (c) a change in management, strategy or industry dynamics calls into question the sustainability of free cash flow margins and return on invested capital; or (d) a more attractive growth company is identified.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]		Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common stock of large-capitalization companies.
Frontier Asset Absolute Return ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). In seeking to achieve its investment objective, the Fund utilizes an absolute return approach that is designed to provide exposure to a wide range of equity securities, fixed income securities, commodities and currencies of domestic and foreign issuers, with no prescribed asset allocation targets under normal circumstances. As such, exposures across asset classes may vary widely, and the Fund’s assets may exhibit an equity, fixed income, commodity or currency bias at any given time. The Fund operates in a manner that is commonly referred to as a “fund of funds” and obtains investment exposure to the asset classes described below primarily by investing in other ETFs. The Fund generally expects to hold approximately six to twenty underlying ETFs.

The Fund’s equity investments may include common stock, preferred stock, securities convertible into other equity securities, and real estate investment trusts (“REITs”). The Fund may invest in the equity securities of U.S. and foreign companies of various market capitalizations, including in emerging and developed markets.

The Fund’s fixed income securities may include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal securities, corporate debt securities, commercial paper, residential and commercial mortgage-backed securities, asset-backed securities (including collateralized loan obligations and collateralized mortgage obligations), inflation-linked securities (e.g., Treasury inflation-protected securities (“TIPS”)), convertible securities, and bank loans.

The Fund’s fixed income holdings are diversified across a wide range of short- to long-term income-producing securities issued by U.S. and international developed and emerging markets issuers. With respect to credit quality, the Fund may invest in both investment-grade and high-yield (also known as “junk bonds”) fixed income instruments. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase.

The Fund’s commodity exposure may include various commodities, including metals, energy, oil or agricultural products. The Fund will gain exposure to these commodities principally through investments in futures contracts and swaps. The Fund’s currency exposure may include various non-U.S. currencies and the Fund will gain exposure to these currencies primarily through foreign currency futures contracts and swaps.

The Adviser makes investment decisions by seeking to identity and assemble a portfolio of ETFs that will achieve its desired asset allocation mix while also optimizing for positive risk-adjusted returns (i.e., alpha) relative to the general equity, fixed income, commodities and currency markets. To accomplish this, the Adviser’s investment team determines the Fund’s asset allocation mix and conducts ongoing research into the ever-growing universe of ETFs and their investment managers, populating a list of ETFs from which the Fund’s portfolio is constructed. The asset allocation mix for the Fund is determined through the use of a mean variance optimization process, which seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk, by focusing primarily on expected returns, standard deviations (i.e., volatility as a measure of risk) and correlations of the different asset classes.

The Adviser’s analysis and due diligence process for selecting prospective ETFs includes the following:

●

Quantitative Analysis: The Adviser conducts single and multi-factor benchmark analysis to develop a return and risk profile for each ETF, selecting funds based on the apparent ability to generate absolute and relative returns, with an emphasis on funds that the Adviser believes demonstrate (i) strong risk-adjusted performance with some degree of consistency and (ii) relatively stable performance during turbulent markets. Single factor benchmarks represent one asset class, whereas multi-

factor benchmarks include indices that track multiple asset classes.

●

Qualitative Analysis: The Adviser conducts an evaluation of each ETF’s underlying investment manager, seeking to understand the firm’s leadership structure, philosophy and investment decision making process. Weight is given to the depth and quality of the strategy underlying the manager’s investment thesis along with organizational factors including the manager’s compensation structure, board makeup, conflicts of interest and whether the portfolio managers of the ETF in question invest alongside clients.

●

Manager Edge: The Adviser believes that ETF managers with a clear thesis for generating positive risk-adjusted returns are more likely to outperform overtime. Accordingly, the Adviser seeks to understand the inefficiencies each manager believes exist in the market, the likelihood that such inefficiencies will persist and whether the manager has a reasonable edge in exploiting them. Examples of market inefficiencies may include behavioral biases such as anchoring bias (relying too heavily on an initial piece of information when making decisions), confirmation bias (seeking out or giving more weight to information that supports original estimates) and overconfidence (displaying a hesitance to acknowledge potential errors in an initial analysis). In practice, these biases can lead to delayed or gradual revisions of earnings forecasts, even when significant changes in a company’s fundamentals or external environment may warrant more immediate adjustments. The Adviser believes that a manager who understands these dynamics and puts in place processes to combat these biases may be in a better position to adjust their portfolio to incorporate new information, compared to managers who under-react to new information due to these biases.

In conducting the qualitative and manager edge analysis described above, the Adviser relies on, among other publicly available sources of information, due diligence materials provided by managers as well as interviews conducted with such managers to discuss investment philosophy, processes, personnel and performance.

Following this process, the Adviser will select ETFs on the basis of their ability to provide low-cost asset class exposure, as compared to other actively managed ETFs, and/or the ability to add value on either an absolute or risk-adjusted basis, while also taking into account the following factors to form its views on which ETFs to select for the Fund’s portfolio: market conditions, valuation metrics, risk profiles, and expected growth potential. The Adviser will sell ETFs for a variety of reasons, including the need to alter asset allocation exposures, to add ETFs that the Adviser believes are better positioned to add value as compared to existing holdings, and to remove ETFs that no longer meet the investment criteria for the Fund.

The Adviser has engaged Exchange Traded Concepts, LLC to serve as trading sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Frontier Asset Core Bond ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded Fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund operates in a manner that is commonly referred to as a “fund of funds” and obtains investment exposure to the asset classes described below primarily by investing in other ETFs. The Fund generally expects to hold approximately six to twelve underlying ETFs.

For purposes of the Fund’s 80% investment policy, fixed income securities include securities issued or guaranteed by the U.S. Government, corporate debt securities, commercial paper, residential and commercial mortgage-backed securities, asset-backed securities, and inflation-linked securities (e.g., Treasury inflation-protected securities (“TIPS”)). The Adviser considers fixed income securities to be investment grade if they are rated in one of the four highest rating categories by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase.

The Fund is managed to achieve broad exposure to the U.S. investment-grade fixed income securities market. The Fund does not target a specific weighted average maturity for its investments, either individually or in the aggregate. As a result, the Fund’s interest rate sensitivity may vary significantly over time.

The Adviser makes investment decisions by seeking to identity and assemble a portfolio of ETFs that will achieve its desired asset allocation mix while also optimizing for positive risk-adjusted returns (i.e., alpha) relative to the general investment-grade fixed income market. To accomplish this, the Adviser’s investment team determines the Fund’s asset allocation mix and conducts ongoing research into the ever-growing universe of ETFs and their investment managers, populating a list of ETFs from which the Fund’s portfolio is constructed. The asset allocation mix for the Fund is determined through the use of a mean variance optimization process, which seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk, by focusing primarily on expected returns, standard deviations (i.e., volatility as a measure of risk) and correlations of the different asset classes.

The Adviser’s analysis and due diligence process for selecting prospective ETFs includes the following:

●

Quantitative Analysis: The Adviser conducts single and multi-factor benchmark analysis to develop a return and risk profile for each ETF, selecting funds based on the apparent ability to generate absolute and relative returns, with an emphasis on funds that the Adviser believes demonstrate (i) strong risk-adjusted performance with some degree of consistency and (ii) relatively stable performance during turbulent markets. Single factor benchmarks represent one asset class, whereas multi-factor benchmarks include indices that track multiple asset classes.

●

Qualitative Analysis: The Adviser conducts an evaluation of each ETF’s underlying investment manager, seeking to understand the firm’s leadership structure, philosophy and investment decision making process. Weight is given to the depth and quality of the strategy underlying the manager’s investment thesis along with organizational factors including the manager’s compensation structure, board makeup, conflicts of interest and whether the portfolio managers of the ETF in question invest alongside clients.

●

Manager Edge: The Adviser believes that ETF managers with a clear thesis for generating positive risk-adjusted returns are more likely to outperform overtime. Accordingly, the Adviser seeks to understand the inefficiencies each manager believes exist in the market, the likelihood that such inefficiencies will persist and whether the manager has a reasonable edge in exploiting them. Examples of market inefficiencies may include behavioral biases such as anchoring bias (relying too heavily on an initial piece of information when making decisions), confirmation bias (seeking out or giving more weight to information that supports original estimates) and overconfidence (displaying a hesitance to acknowledge potential errors in an initial analysis). In practice, these biases can lead to delayed or gradual revisions of earnings forecasts, even when significant changes in a company’s fundamentals or external environment may warrant more immediate adjustments. The Adviser believes that a manager who understands these dynamics and puts in place processes to combat these biases may be in a better position to adjust their portfolio to incorporate new information, compared to managers who under-react to new information due to these biases.

In conducting the qualitative and manager edge analysis described above, the Adviser relies on, among other publicly available sources of information, due diligence materials provided by managers as well as interviews conducted with such managers to discuss investment philosophy, processes, personnel and performance.

Following this process, the Adviser will select ETFs on the basis of their ability to provide low-cost asset class exposure, as compared to other actively managed ETFs, and/or the ability to add value on either an absolute or risk-adjusted basis, while also taking into account the following factors to form its views on which ETFs to select for the Fund’s portfolio: market conditions, valuation metrics, risk profiles, and expected growth potential. The Adviser will sell ETFs for a variety of reasons, including the need to alter asset allocation exposures, to add ETFs that the Adviser believes are better positioned to add value as compared to existing holdings, and to remove ETFs that no longer meet the investment criteria for the Fund.

The Adviser has engaged Exchange Traded Concepts, LLC to serve as trading sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Frontier Asset Opportunistic Credit ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded Fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund operates in a manner that is commonly referred to as a “fund of funds” and obtains investment exposure to the asset classes described below primarily by investing in other ETFs. The Fund generally expects to hold approximately six to twelve underlying ETFs.

For purposes of the Fund’s 80% investment policy, fixed income securities include securities issued or guaranteed by U.S. and non-U.S. government issuers, corporate debt securities, municipal securities, commercial paper, residential and commercial mortgage-backed securities, asset-backed securities (including collateralized loan obligations and collateralized mortgage obligations), convertible securities, inflation-linked securities (e.g., Treasury inflation-protected securities (“TIPS”)) and bank loans. The Fund may invest in investment-grade and non-investment grade fixed income securities. The Adviser considers fixed income securities to be investment grade if they are rated in one of the four highest rating categories by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investor Services, Inc. (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase. The Adviser considers fixed income securities to be below investment grade (also known as “high yield” or “junk” bonds”) if they are rated below BBB- or Baa3 by Moody’s, S&P or Fitch, Inc. (“Fitch”), or if unrated, determined to be of comparable quality by the Adviser.

The Fund is managed to achieve broad exposure to the U.S. investment-grade and non-investment grade fixed income securities market. The Fund does not target a specific weighted average maturity for its investments, either individually or in the aggregate. As a result, the Fund’s interest rate sensitivity may vary significantly over time.

The Adviser makes investment decisions by seeking to identity and assemble a portfolio of ETFs that will achieve its desired asset allocation mix while also optimizing for positive risk-adjusted returns (i.e., alpha) relative to the general fixed income market. To accomplish this, the Adviser’s investment team determines the Fund’s asset allocation mix and conducts ongoing research into the ever-growing universe of ETFs and their investment managers, populating a list of ETFs from which the Fund’s portfolio is constructed. The asset allocation mix for the Fund is determined through the use of a mean variance optimization process, which seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk, by focusing primarily on expected returns, standard deviations (i.e., volatility as a measure of risk) and correlations of the different asset classes.

The Adviser’s analysis and due diligence process for selecting prospective ETFs includes the following:

●

Quantitative Analysis: The Adviser conducts single and multi-factor benchmark analysis to develop a return and risk profile for each ETF, selecting funds based on the apparent ability to generate absolute and relative returns, with an emphasis on funds that the Adviser believes demonstrate (i) strong risk-adjusted performance with some degree of consistency and (ii) relatively stable performance during turbulent markets. Single factor benchmarks represent one asset class, whereas multi-factor benchmarks include indices that track multiple asset classes.

●

Qualitative Analysis: The Adviser conducts an evaluation of each ETF’s underlying investment manager, seeking to understand the firm’s leadership structure, philosophy and investment decision making process. Weight is given to the depth and quality of the strategy underlying the manager’s investment thesis along with organizational factors including the manager’s compensation structure, board makeup, conflicts of interest and whether the portfolio managers of the ETF in question invest alongside clients.

●

Manager Edge: The Adviser believes that ETF managers with a clear thesis for generating positive risk-adjusted returns are more likely to outperform overtime. Accordingly, the Adviser seeks to understand the inefficiencies each manager believes exist in the market, the likelihood that such inefficiencies will persist and whether the manager has a reasonable edge in exploiting them. Examples of market inefficiencies may include behavioral biases such as anchoring bias (relying too heavily on an initial piece of information when making decisions), confirmation bias (seeking out or giving more weight to information that supports original estimates) and overconfidence (displaying a hesitance to acknowledge potential errors in an initial analysis). In practice, these biases can lead to delayed or gradual revisions of earnings forecasts, even when significant changes in a company’s fundamentals or external environment may warrant more immediate adjustments. The Adviser believes that a manager who understands these dynamics and puts in place processes to combat these biases may be in a better position to adjust their portfolio to incorporate new information, compared to managers who under-react to new information due to these biases.

In conducting the qualitative and manager edge analysis described above, the Adviser relies on, among other publicly available sources of information, due diligence materials provided by managers as well as interviews conducted with such managers to discuss investment philosophy, processes, personnel and performance.

Following this process, the Adviser will select ETFs on the basis of their ability to provide low-cost asset class exposure, as compared to other actively managed ETFs, and/or the ability to add value on either an absolute or risk-adjusted basis, while also taking into account the following factors to form its views on which ETFs to select for the Fund’s portfolio: market conditions, valuation metrics, risk profiles, and expected growth potential. The Adviser will sell ETFs for a variety of reasons, including the need to alter asset allocation exposures, to add ETFs that the Adviser believes are better positioned to add value as compared to existing holdings, and to remove ETFs that no longer meet the investment criteria for the Fund.

The Adviser has engaged Exchange Traded Concepts, LLC to serve as trading sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Frontier Asset Global Small Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded Fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund operates in a manner that is commonly referred to as a “fund of funds” and obtains investment exposure to the asset classes described below primarily by investing in other ETFs. The Fund generally expects to hold approximately six to twelve underlying ETFs. The Fund defines small-capitalization companies to include issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Morningstar Developed Markets Small Cap Index. Given the Fund’s investment strategy, the Fund’s assets may exhibit either growth or value bias at any given time.

Under normal circumstances, the Fund invests in at least three countries, including the U.S., and invests at least 40% of its total assets in securities of non-U.S. companies, which may include emerging market countries. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue or profits are generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.

The equity securities in which the Fund generally invests are common stocks. For purposes of the Fund’s 80% investment policy, however, equity securities also include preferred stocks and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. With respect to 20% of the Fund’s net assets, the Fund may also invest in the equity securities of mid-capitalization companies.

The Adviser makes investment decisions by seeking to identity and assemble a portfolio of ETFs that will achieve its desired asset allocation mix while also optimizing for positive risk-adjusted returns (i.e., alpha) relative to the global small-capitalization equity market. To accomplish this, the Adviser’s investment team determines the Fund’s asset allocation mix and conducts ongoing research into the ever-growing universe of ETFs and their investment managers, populating a list of ETFs from which the Fund’s portfolio is constructed. The asset allocation mix for the Fund is determined through the use of a mean variance optimization process, which seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk, by focusing primarily on expected returns, standard deviations (i.e., volatility as a measure of risk) and correlations of the different asset classes.

The Adviser’s analysis and due diligence process for selecting prospective ETFs includes the following:

●

Quantitative Analysis: The Adviser conducts single and multi-factor benchmark analysis to develop a return and risk profile for each ETF, selecting funds based on the apparent ability to generate absolute and relative returns, with an emphasis on funds that the Adviser believes demonstrate (i) strong risk-adjusted performance with some degree of consistency and (ii) relatively stable performance during turbulent markets. Single factor benchmarks represent one asset class, whereas multi-factor benchmarks include indices that track multiple asset classes.

●

Qualitative Analysis: The Adviser conducts an evaluation of each ETF’s underlying investment manager, seeking to understand the firm’s leadership structure, philosophy and investment decision making process. Weight is given to the depth and quality of the strategy underlying the manager’s investment thesis along with organizational factors including the manager’s compensation structure, board makeup, conflicts of interest and whether the portfolio managers of the ETF in question invest alongside clients.

●

Manager Edge: The Adviser believes that ETF managers with a clear thesis for generating positive risk-adjusted returns are more likely to outperform overtime. Accordingly, the Adviser seeks to understand the inefficiencies each manager believes exist in the market, the likelihood that such inefficiencies will persist and whether the manager has a reasonable edge in exploiting them. Examples of market inefficiencies may include behavioral biases such as anchoring bias (relying too heavily on an initial piece of information when making decisions), confirmation bias (seeking out or giving more weight to information that supports original estimates) and overconfidence (displaying a hesitance to acknowledge potential errors in an initial analysis). In practice, these biases can lead to delayed or gradual revisions of earnings forecasts, even when significant changes in a company’s fundamentals or external environment may warrant more immediate adjustments. The Adviser believes that a manager who understands these dynamics and puts in place processes to combat these biases may be in a better position to adjust their portfolio to incorporate new information, compared to managers who under-react to new information due to these biases.

In conducting the qualitative and manager edge analysis described above, the Adviser relies on, among other publicly available sources of information, due diligence materials provided by managers as well as interviews conducted with such managers to discuss investment philosophy, processes, personnel and performance.

Following this process, the Adviser will select ETFs on the basis of their ability to provide low-cost asset class exposure, as compared to other actively managed ETFs, and/or the ability to add value on either an absolute or risk-adjusted basis, while also taking into account the following factors to form its views on which ETFs to select for the Fund’s portfolio: market conditions, valuation metrics, risk profiles, and expected growth potential. The Adviser will sell ETFs for a variety of reasons, including the need to alter asset allocation exposures, to add ETFs that the Adviser believes are better positioned to add value as compared to existing holdings, and to remove ETFs that no longer meet the investment criteria for the Fund.

The Adviser has engaged Exchange Traded Concepts, LLC to serve as trading sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Frontier Asset Total International Equity ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded Fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund operates in a manner that is commonly referred to as a “fund of funds” and obtains investment exposure to the asset classes described below primarily by investing in other ETFs. The Fund generally expects to hold approximately six to twelve underlying ETFs. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-capitalization companies. Given the Fund’s investment strategy, the Fund’s assets may exhibit either growth or value bias at any given time.

Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies, which may include emerging market countries. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue or profits are generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.

The equity securities in which the Fund generally invests are common stocks. For purposes of the Fund’s 80% investment policy, however,

equity securities also include preferred stocks and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies.

The Adviser makes investment decisions by seeking to identity and assemble a portfolio of ETFs that will achieve its desired asset allocation mix while also optimizing for positive risk-adjusted returns (i.e., alpha) relative to the general international equity market. To accomplish this, the Adviser’s investment team determines the Fund’s asset allocation mix and conducts ongoing research into the ever-growing universe of ETFs and their investment managers, populating a list of ETFs from which the Fund’s portfolio is constructed. The asset allocation mix for the Fund is determined through the use of a mean variance optimization process, which seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk, by focusing primarily on expected returns, standard deviations (i.e., volatility as a measure of risk) and correlations of the different asset classes.

The Adviser’s analysis and due diligence process for selecting prospective ETFs includes the following:

●

Quantitative Analysis: The Adviser conducts single and multi-factor benchmark analysis to develop a return and risk profile for each ETF, selecting funds based on the apparent ability to generate absolute and relative returns, with an emphasis on funds that the Adviser believes demonstrate (i) strong risk-adjusted performance with some degree of consistency and (ii) relatively stable performance during turbulent markets. Single factor benchmarks represent one asset class, whereas multi-factor benchmarks include indices that track multiple asset classes.

●

Qualitative Analysis: The Adviser conducts an evaluation of each ETF’s underlying investment manager, seeking to understand the firm’s leadership structure, philosophy and investment decision making process. Weight is given to the depth and quality of the strategy underlying the manager’s investment thesis along with organizational factors including the manager’s compensation structure, board makeup, conflicts of interest and whether the portfolio managers of the ETF in question invest alongside clients.

●	Manager Edge: The Adviser believes that ETF managers with a clear thesis for generating positive risk-adjusted returns are more likely to outperform overtime. Accordingly, the Adviser seeks to understand the inefficiencies each manager believes exist in the market, the likelihood that such inefficiencies will persist and whether the manager has a reasonable edge in exploiting them. Examples of market inefficiencies may include behavioral biases such as anchoring bias (relying too heavily on an initial piece of information when making decisions), confirmation bias (seeking out or giving more weight to information that supports original estimates) and overconfidence (displaying a hesitance to acknowledge potential errors in an initial analysis). In practice, these biases can lead to delayed or gradual revisions of earnings forecasts, even when significant changes in a company’s fundamentals or external environment may warrant more immediate adjustments. The Adviser believes that a manager who understands these dynamics and puts in place processes to combat these biases may be in a better position to adjust their portfolio to incorporate new information, compared to managers who under-react to new information due to these biases.

In conducting the qualitative and manager edge analysis described above, the Adviser relies on, among other publicly available sources of information, due diligence materials provided by managers as well as interviews conducted with such managers to discuss investment philosophy, processes, personnel and performance.

Following this process, the Adviser will select ETFs on the basis of their ability to provide low-cost asset class exposure, as compared to other actively managed ETFs, and/or the ability to add value on either an absolute or risk-adjusted basis, while also taking into account the following factors to form its views on which ETFs to select for the Fund’s portfolio: market conditions, valuation metrics, risk profiles, and expected growth potential. The Adviser will sell ETFs for a variety of reasons, including the need to alter asset allocation exposures, to add ETFs that the Adviser believes are better positioned to add value as compared to existing holdings, and to remove ETFs that no longer meet the investment criteria for the Fund.

The Adviser has engaged Exchange Traded Concepts, LLC to serve as trading sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Frontier Asset U.S. Large Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded Fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization U.S. companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Given the Fund’s investment strategy, the Fund’s assets may exhibit either growth or value bias at any given time. The Fund operates in a manner that is commonly referred to as a “fund of funds” and obtains investment exposure to the asset classes described below primarily by investing in other ETFs. The Fund generally expects to hold approximately six to twelve underlying ETFs.

The Fund considers a company to be a U.S. company if (i) at least 50% of the company’s assets are located in the U.S.; (ii) at least 50% of the company’s revenue or profits are generated in the U.S.; (iii) the company is organized or maintains its principal place of business in the U.S.; or (iv) the company’s securities are traded principally in the U.S. The Fund defines large-capitalization companies as issuers with a market capitalization within the range of companies in the S&P 500 Index at the time of purchase.

The equity securities in which the Fund generally invests are common stocks. For purposes of the Fund’s 80% investment policy, however, equity securities also include real estate investment trusts (“REITs”). With respect to 20% of the Fund’s net assets, the Fund may also invest in equity securities of mid-capitalization companies and equity securities of foreign companies in developed markets.

The Adviser makes investment decisions by seeking to identity and assemble a portfolio of ETFs that will achieve its desired asset allocation mix while also optimizing for positive risk-adjusted returns (i.e., alpha) relative to the general U.S. large-capitalization equity market. To accomplish this, the Adviser’s investment team determines the Fund’s asset allocation mix and conducts ongoing research into the ever-growing universe of ETFs and their investment managers, populating a list of ETFs from which the Fund’s portfolio is constructed. The asset allocation mix for the Fund is determined through the use of a mean variance optimization process, which seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk, by focusing primarily on expected returns, standard deviations (i.e., volatility as a measure of risk) and correlations of the different asset classes.

The Adviser’s analysis and due diligence process for selecting prospective ETFs includes the following:

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Quantitative Analysis: The Adviser conducts single and multi-factor benchmark analysis to develop a return and risk profile for each ETF, selecting funds based on the apparent ability to generate absolute and relative returns, with an emphasis on funds that the Adviser believes demonstrate (i) strong risk-adjusted performance with some degree of consistency and (ii) relatively stable performance during turbulent markets. Single factor benchmarks represent one asset class, whereas multi-factor benchmarks include indices that track multiple asset classes.

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Qualitative Analysis: The Adviser conducts an evaluation of each ETF’s underlying investment manager, seeking to understand the firm’s leadership structure, philosophy and investment decision making process. Weight is given to the depth and quality of the strategy underlying the manager’s investment thesis along with organizational factors including the manager’s compensation structure, board makeup, conflicts of interest and whether the portfolio managers of the ETF in question invest alongside clients.

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Manager Edge: The Adviser believes that ETF managers with a clear thesis for generating positive risk-adjusted returns are more likely to outperform overtime. Accordingly, the Adviser seeks to understand the inefficiencies each manager believes exist in the market, the likelihood that such inefficiencies will persist and whether the manager has a reasonable edge in exploiting them. Examples of market inefficiencies may include behavioral biases such as anchoring bias (relying too heavily on an initial piece of information when making decisions), confirmation bias (seeking out or giving more weight to information that supports original estimates) and overconfidence (displaying a hesitance to acknowledge potential errors in an initial analysis). In practice, these biases can lead to delayed or gradual revisions of earnings forecasts, even when significant changes in a company’s fundamentals or external environment may warrant more immediate adjustments. The Adviser believes that a manager who understands these dynamics and puts in place processes to combat these biases may be in a better position to adjust their portfolio to incorporate new information, compared to managers who under-react to new information due to these biases.

In conducting the qualitative and manager edge analysis described above, the Adviser relies on, among other publicly available sources of information, due diligence materials provided by managers as well as interviews conducted with such managers to discuss investment philosophy, processes, personnel and performance.

Following this process, the Adviser will select ETFs on the basis of their ability to provide low-cost asset class exposure, as compared to other actively managed ETFs, and/or the ability to add value on either an absolute or risk-adjusted basis, while also taking into account the following factors to form its views on which ETFs to select for the Fund’s portfolio: market conditions, valuation metrics, risk profiles, and expected growth potential. The Adviser will sell ETFs for a variety of reasons, including the need to alter asset allocation exposures, to add ETFs that the Adviser believes are better positioned to add value as compared to existing holdings, and to remove ETFs that no longer meet the investment criteria for the Fund.

The Adviser has engaged Exchange Traded Concepts, LLC to serve as trading sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

KOPERNIK GLOBAL ALL-CAP FUND
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund plans to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies of any size. For purposes of the Fund’s 80% policy, equity securities include common and preferred stock, convertible securities, depositary receipts, and private placements. The Fund will invest at least 40% of its net assets in securities of issuers located outside the U.S. and may invest significantly in securities of issuers located in emerging or frontier markets, which the Adviser defines as countries other than those classified as developed by MSCI.

No more than 35% of the Fund’s net assets may be invested in securities of companies located in a single country, and the Fund’s net assets will be invested in securities of companies located in at least three different countries. As a result of the Adviser’s investment strategy, a large portion of the portfolio may be invested in a particular country or region.

In pursuing the Fund’s investment objective, the Adviser seeks to achieve its investment objective through an active, research-driven, fundamentals-based, value-oriented investment process. The Adviser adheres to disciplined, value-driven investment strategies that emphasize securities chosen through in-depth research and follows those securities over time to assess whether they continue to meet the purchase rationale.

The Adviser selects equity securities through bottom-up fundamental research. The Adviser’s research analysts continually evaluate companies within their defined investable universe based upon a variety of both qualitative and quantitative criteria. Quantitative measures include price-to-earnings, price-to-book value, price-to-sales, price-to-net present value, price-to-free cash flow, sustainable dividend yield and price-to-liquidation/replacement value. The qualitative analysis assists the research team in producing an understanding of franchise quality, management strength, corporate strategy, barriers-to-entry, shareholder value orientation, operating and industry fundamentals and competitive advantage. The research-driven investment process seeks to add value through active management and by selecting securities of companies that, in the Adviser’s opinion, are misperceived and undervalued by the market. The Adviser makes use of convertible securities on an opportunistic basis as an alternative to the underlying equity in addition to also considering securities across a company’s capital structure, including debt.

The Adviser may sell a security when the Adviser believes that it has found a better alternative, the security’s fundamentals have deteriorated, or the security’s value has appreciated and approached the Adviser’s estimated intrinsic value.

Strategy Portfolio Concentration [Text]	The Fund plans to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies of any size.
KOPERNIK INTERNATIONAL FUND
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal market conditions, will invest primarily in equity securities of companies located throughout the world. The equity securities in which the Fund plans to invest include common and preferred stock, convertible securities, depositary receipts, and private placements. The Fund generally follows a multi-capitalization approach that focuses on mid- to large-capitalization companies, but the Fund may also invest in small capitalization companies. The Fund may invest significantly in securities of issuers located in emerging or frontier markets, which the Adviser defines as countries other than those classified as developed by MSCI. No more than 35% of the Fund’s net assets may be invested in securities of companies located in a single country. As a result of the Adviser’s investment strategy, a large portion of the portfolio may be invested in a particular country or region. The Fund may invest up to 15% of its net assets in U.S. domiciled businesses that have significant business activities outside the United States, as determined by the Adviser.

In pursuing the Fund’s investment objective, the Adviser seeks to achieve its investment objective through an active, research-driven, fundamentals-based, value-oriented investment process. The Adviser adheres to disciplined, value-driven investment strategies that emphasize securities chosen through in-depth research and follows those securities over time to assess whether they continue to meet the purchase rationale.

The Adviser selects equity securities through bottom-up fundamental research. The Adviser’s research analysts continually evaluate companies within their defined investable universe based upon a variety of both qualitative and quantitative criteria. Quantitative measures include price-to-earnings, price-to-book value, price-to-sales, price-to-net present value, price-to-free cash flow, sustainable dividend yield and price-to-liquidation/replacement value. The qualitative analysis assists the research team in producing an understanding of franchise quality, management strength, corporate strategy, barriers-to-entry, shareholder value orientation, operating and industry fundamentals and competitive advantage. The research-driven investment process seeks to add value through active management and by selecting securities of companies that, in the Adviser’s opinion, are misperceived and undervalued by the market. The Adviser makes use of convertible securities on an opportunistic basis as an alternative to the underlying equity in addition to also considering securities across a company’s capital structure, including debt.

The Adviser may sell a security when the Adviser believes that it has found a better alternative, the security’s fundamentals have deteriorated, or the security’s value has appreciated and approached the Adviser’s estimated intrinsic value. When the Adviser believes that market conditions are unfavorable to its style of investing, or is otherwise unable to locate attractive investment opportunities, the Fund may hold a higher level of cash or money market instruments. Due to a larger percentage of such holdings, the Fund may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.

PMV Adaptive Risk Parity ETF
Prospectus [Line Items]
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by taking advantage of broad asset trends throughout the economic cycle. The Adviser actively monitors asset class pricing trends to determine characteristics used for portfolio construction, including measurements of risk, returns, and asset correlations. The Adviser then uses this information to inform the security selection process for the Fund, with an emphasis on securities that have had better recent performance compared to other securities under similar market conditions. The Fund will obtain investment exposure to a variety of asset classes, including equities (primarily U.S. equities, non-U.S. developed market equities, and emerging market equities), fixed income securities including U.S. Treasuries, broad commodities (specifically, a diverse group of heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors), physical gold, currencies, and cash. The Fund operates in a manner that is commonly referred to as a “fund of funds” and obtains investment exposure to the asset classes described above primarily by investing in one or more exchange-traded products (“ETPs”), including ETFs and exchange-traded commodity pools, designed to track the performance of such asset classes. The Fund also may invest directly in securities and other instruments, rather than investing indirectly in securities and other instruments through ETPs, when the Adviser determines that doing so is the more appropriate means to access the desired exposure to an asset class. The Adviser does not have a target allocation between the various asset classes. Instead, the Adviser makes investment allocations based on prevailing market conditions or differences in asset class performance that may create opportunities that further the Fund’s investment objective. The Fund’s asset allocations may vary over time at the Adviser’s discretion.

The Adviser has developed a TrueDiversification process (“TrueDiversification”) designed to balance and diversify a portfolio through a market cycle. TrueDiversification builds upon tenets of a risk parity portfolio, which seeks to maximize diversification benefits by combining assets with low correlation to one another and similar expected risk profiles. Risk parity is also known as an “all weather” style of asset allocation. Generally, an “all weather” style seeks to balance the risk of a portfolio through various market environments by diversifying across geographic regions and asset classes.

The TrueDiversification process has three primary steps. First, an investable universe of asset classes is identified in order to gain exposure to the primary factors that drive asset class returns: economic growth and inflation. Second, the risk, return, and correlations of the asset classes are measured over various lookback windows, with the goal of identifying broad momentum trends. Momentum trends in various asset classes are measured with the assumption that assets that have performed relatively well in the recent past are expected to continue to perform well in the near future, and assets that have performed relatively poorly in the recent past are expected to continue to perform poorly in the near future. Third, a portfolio of assets is constructed using these characteristics, with a goal of targeting the portfolio that the Adviser believes will achieve the highest risk-adjusted return given current market conditions. Generally, assets that are exhibiting positive momentum trends may receive a higher weighting during the portfolio construction process. It is still possible, however, that assets showing a loss, or negative momentum, are included in the portfolio, especially if the Adviser believes that their inclusion provides diversification benefits to the Fund.

The TrueDiversification process is intended to moderate the volatility of returns compared to an all-equity portfolio. The Fund’s portfolio is updated and rebalanced periodically, typically monthly. The Adviser maintains full decision-making power and may override the TrueDiversification process in extreme market events or if it determines a systemic change has occurred. Additionally, the TrueDiversification process may be incrementally adjusted over time.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees of The Advisors’ Inner Circle Fund II (the “Board”).